Note 10 - Property and Equipment, Net (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Aug. 31, 2009
Depreciation		$ 3,707,000		$ 3,520,000	$ 3,731,000
Asset Impairment Charges	2,320,000		422,000		2,184,000
Real Estate Investment Property, at Cost						8,918,000
Deferred Gain on Sale of Property	129,000	129,000
Network Secrurity Group [Member]
Impairment of Long-Lived Assets Held-for-use					340,000
Intelligent E-Commerce Group [Member]
Asset Impairment Charges		$ 462,000